Taxation (Tables)	6 Months Ended
Mar. 31, 2026
Taxation [Abstract]
Schedule of Components of the Income Taxes (Benefit) Expense	The components of the income taxes (benefit) expense are:
	For the six months ended March 31,
	2026	2025
Current	$—	$—
Deferred	—	(46,948)
Total income taxes benefit	$—	$(46,948)

Schedule of Significant Components of Deferred Tax Assets

Significant components of deferred tax assets were as follows:

	As of March 31, 2026	As of September 30, 2025
Deferred tax assets	$—	$—
Current period addition(1)	—	251,333
Gross deferred tax assets	—	251,333
Less: valuation allowance(1)	—	(251,333)
Total deferred tax assets	$—	$—

(1)	As of September 30, 2025, the Group had net taxable losses arising from the operations of PPWM and WEALTH AI of HK$3,620,462 (US$462,442) and SGD$1,353,803 (US$1,027,649), respectively. These losses were available to reduce future taxable income, and all of these losses can be carried forward indefinitely. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. On the basis of this evaluation, the Group recognized a valuation allowance against deferred tax assets on tax loss carry-forwards of $251,333 for the years ended September 30, 2025.

Significant components of deferred tax liabilities were as follows:

	As of March 31, 2026	As of September 30, 2025
Deferred tax liabilities(1)	$—	$11,390
Current year reversal(2)	—	(11,362)
Exchange rate effect	—	28
Balance at end of the year	$—	$—

(1)	As an impact of Topic 606, the Group recognized revenues from renewal premiums when performance obligation delivered by increasing the opening balance of retained earnings and recording a deferred tax liability of $11,390 at the beginning of the year ended September 30, 2025. The deferred tax liabilities resulted from a temporary difference between the accounting income before income taxes and taxable income.

(2)	The reversal of deferred tax liabilities for the years ended September 30, 2025 was HK$88,569.

Schedule of Net Loss Before Income Tax is Attributable

Net loss before income tax is attributable to the following tax jurisdictions:

	For the six months ended March 31,
	2026	2025
Hong Kong and BVI	$18,022,265	$(354,493)
Cayman	(1,343,092)	(3,316,373)
Singapore	(25,867)	(11,170)
Income/(loss) before income tax	$16,653,306	$(3,682,036)
Income/(loss) from continuing operations	16,653,306	(3,557,693)
Loss from discontinued operations	—	(124,343)

Schedule of Reconciliation Between the Hong Kong Statutory Tax Rates to Income Before Income Taxes Benefit

Reconciliation between the Hong Kong statutory tax rates to income before income taxes benefit for income taxes is as follows:

	For the six months ended March 31,
	2026	2025
Income/(Loss) before income taxes expense	$16,653,306	$(3,682,036)
Income tax statutory rate	16.5%	16.5%
Income tax expense/(benefit) at statutory tax rate	2,747,795	(607,534)
Reconciling items:
Effect of tax-exempt for subsidiaries incorporated in Cayman Islands and BVI	772,768	549,045
Unrealized gain on change in fair value of XAUt	(3,520,563)	—
Effect on different tax rates for the first HK$2 million(1)	—	9,599
Effect of non-deductible item	—	1,942
Income taxes benefit	$—	$(46,948)

Effective income tax rate	Nil	1.28%